Average Annual Total Returns - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Moderate	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class A Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class A Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class A Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class C Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class C Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class C Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class S Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class S Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class S Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class I Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class I Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class I Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class T Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class T Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class T Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception
Total	8.83%	[1]	3.39%	[1]	5.59%	[1]	5.60%	[1]	Dec. 30, 2005	[1]	26.60%	8.41%	8.79%	6.58%	18.55%	6.11%	6.42%	5.70%	13.62%	[2]	3.97%	[2]	5.49%	[2]	5.30%	[2]	Dec. 30, 2005	[2]	26.60%	8.41%	8.79%	6.58%	18.55%	6.11%	6.42%	5.70%	15.25%	4.45%	6.03%	5.83%	Dec. 30, 2005	26.60%	8.41%	8.79%	6.58%	18.55%	6.11%	6.42%	5.70%	15.70%	4.86%	6.47%	6.29%	Dec. 30, 2005	26.60%	8.41%	8.79%	6.58%	18.55%	6.11%	6.42%	5.70%	15.60%	4.75%	6.33%	6.19%	Dec. 30, 2005	14.10%	3.36%	5.04%	5.01%	Dec. 30, 2005	10.26%	[3]	3.51%	[3]	4.80%	[3]	4.73%	[3]	Dec. 30, 2005	[3]	26.60%	8.41%	8.79%	6.58%	18.55%	6.11%	6.42%	5.70%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.